UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-01639
                  ---------------------------------------------

                                   Engex, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                  44 Wall Street, 2nd Floor, New York, NY 10005
                  ---------------------------------------------
               (Address of principal executive offices) (Zip code)


           CT Corporation, 111 Eight Avenue, New York, New York 10011
           ----------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-495-4519
        ----------------------------------------------------------------


                      Date of fiscal year end: September 30
                      -------------------------------------

                    Date of reporting period: March 31, 2004
                    ----------------------------------------

Item 1.           Reports to Stockholders.

Directors

J. Morton Davis
Jerome Fisch
Dov Perlysky
Howard Spindell
Leonard Toboroff

Officers                                          ENGEX, INC.

J. Morton Davis, Chairman of the Board
                 and President
David Nachamie, Secretary
Gilbert Jackson, Treasurer


Custodian

Fleet National Bank                               SEMI-ANNUAL REPORT
210 Main Street,                                  MARCH 31, 2004
Hackensack, NJ 07602

Transfer Agent

Continental Stock Transfer & Trust Co.
17 Battery Place,
New York, NY 10004
212-509-4000

Independent Accountants
                                                  ENGEX, INC. is listed on the
Eisner, LLP                                       American Stock Exchange (AMEX)
750 Third Avenue                                  Symbol EGX.
New York, NY 10017

ENGEX, Inc.
44 Wall Street
New York, NY 10005
212-495-4200

                                   ENGEX, INC.
                              ANNUAL PRIVACY NOTICE

Engex, Inc. (the "Fund") may receive non-public personal     to provide services to shareholders.  The Fund may also
information about its shareholders from sources that         enter into contracts with non-affiliated third parties,
maintain information about shareholders.  The information    such as the Fund's transfer agent, in which case they
we obtain may include name, address and social security      are prohibited from using shareholder information other
number or tax identification number.                         than to carry out the purposes for which the
The Fund does not disclose any non-public personal           information was disclosed and for providing services to
information to anyone, except as permitted by law.  Even     shareholders.  Non-affiliated third parties are also
if you sell your shares of the Fund, the Fund will adhere    required to certify compliance with Regulation S-P
to the privacy policies and practices as described in this   under the federal securities laws which regulates the
notice.                                                      disclosure of non-public personal information.  The
The Fund restricts access to information we obtain to        Fund maintains physical and procedural safeguards to
those employees who need to know that information            secure non-public personal information.

                                   ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004

Assets:

Investment in securities at market value (identified cost--$11,855,137)
     (Notes 1(a), (c) and 5).................................................      $16,512,714
Private Investments (identified cost--$2,971,254).............................       1,365,000
Current Income Taxes Receivable (Notes 1(b) and 4)...........................           25,363
Other assets.................................................................           15,281
                                                                                        ------
     TOTAL ASSETS...............................................................................        $17,918,358


Liabilities
Accrued expenses.............................................................           37,756
Loan Payable (Notes 5, 6 and 7)..............................................        2,374,635
Loan Payable to Chairman (Note 2)............................................        4,116,412
Deferred income taxes (Note 1(b) and 4)......................................          896,625
                                                                                       =======
     TOTAL LIABILITIES..........................................................................          7,425,428
                                                                                                          =========

COMMITMENT AND CONTINGENCIES (Note 7)

NET ASSETS APPLICABLE TO OUTSTANDING COMMON SHARES..............................................        $10,492,930
                                                                                                        ===========
NET ASSET VALUE PER SHARE.......................................................................             $10.74
                                                                                                             ======
NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock-$. 10 par value:
Authorized--2,500,000 shares, Issued--977,223 common shares.......................................           97,722
Additional paid-in capital......................................................................          9,669,680
Unrealized depreciation on investments..........................................................          2,084,846
Cumulative net realized loss from investment transactions.......................................        (1,825,739)
Undistributed net investment income.............................................................            466,422
                                                                                                            -------
NET ASSETS......................................................................................        $10,492,930
                                                                                                        ===========




         The accompanying notes are an integral part of this statement.

                                   ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2004


                                                                Number of Shares              Market Value
COMMON STOCK (157.4%)
Biotechnology (129.0%)
     Enzo Biochem, Inc.*(a).................................       631,904 shs.       $10,634,894
     Keryx Biopharmaceutical* (a)...........................       189,600 shs.         2,897,088       $13,531,982
                                                                                        ---------

Technology (0.6%)                                                                                            66,048
     Silverstar Holdings Ltd.*..............................        51,600 shs.

Gaming Industry (14.8%)
     American Vantage Company*..............................       474,500 shs.                           1,556,360

Telecommunications (0.0%)
     U.S. Wireless Corp*....................................        47,600 shs.                 5
     Gilat Satellite Networks Ltd* (a)......................           150 shs.             1,330             1,335
                                                                                            -----

Distribution (2.9%)
     U.S. China IND Exchange* (a)...........................        14,762 shs.                             300,850

Financial Services (0.0%)
     Techsys Inc.*..........................................        38,800 shs.                                 388

Environmental (10.1%)
     U.S. Home & Garden, Inc.*..............................       215,900 shs.                          1,055,751
                                                                                                         ---------
         TOTAL MARKETABLE SECURITIES (157.4%)
         TOTAL INVESTMENT IN COMMON STOCK (COST - $11,855,137)                                          $16,512,714
                                                                                                        ===========




         The accompanying notes are an integral part of this statement.

                                   ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2004
(Continued)

         PRIVATE INVESTMENTS*

Etilize Inc.................................................    506,756 shs.                    $375,000

GMP Companies...............................................    50,000 shs.                      990,000

Openreach.com(b)............................................    11,793 shs.                        -

Surgivision.................................................    300,000 shs.                       -
                                                                                               ---------

       TOTAL PRIVATE INVESTMENTS (13.0%)
       (COST)--$2,971,254).................................................                    $1,365,000
                                                                                               ==========

---------------------------
*    Nonincome-producing securities.
(a)  Pledged as collateral for loan payable.
(b)  Affiliate as defined in the Investment Company Act of 1940.



         The accompanying notes are an integral part of this statement.

                                   ENGEX, INC.
                             STATEMENT OF OPERATIONS

For The Six Months Ended March 31, 2004
INVESTMENT (LOSS):
Income:

Dividends...................................................................              $65
                                                                                          ---
         Total Income.......................................................                                 $65
Expenses:
Custodian and transfer fees.................................................           17,814
         Professional fees..................................................           39,095
         Shareholders' reports and printing.................................           17,305
         Directors' fees and expenses.......................................           14,000
         Insurance..........................................................           29,257
         Management fees....................................................           49,342
         Interest Expense...................................................           24,350
         Miscellaneous......................................................            1,123
                                                                                        -----
                  Total Expenses............................................                             192,286
                                                                                                         -------
INVESTMENT (LOSS) BEFORE BENEFIT FOR INCOME TAXES...........................                            (192,221)
DEFERRED INCOME TAX BENEFIT.................................................                              70,779
                                                                                                          ------
NET INVESTMENT (LOSS).......................................................                           (121,442)

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS:
Realized gain from security transactions:
         Proceeds from sales................................................              -
         Cost of securities sold............................................              -
                                                                                        -----
                                                                                          -

Net realized (loss).........................................................
Unrealized appreciation (depreciation) on investments:
         Beginning of period................................................          873,720
         End of period......................................................        3,051,323
                                                                                    ---------
                                                                                    2,177,603
Deferred income tax expense.................................................        (805,713)
                                                                                    ---------
NET INCREASE IN UNREALIZED APPRECIATION                                                                1,371,890
                                                                                                       ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.                                                       1,371,890
                                                                                                       ---------
NET (INCREASE) IN NET ASSETS RESULTING FROM OPERATIONS......................                          $1,250,447
                                                                                                      ==========



         The accompanying notes are an integral part of this statement.

                                   ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS
For The Six Months Ended March 31, 2004 and 2003

                                                                                        2004              2003
                                                                                   -------------        -----------
From Investment Activities:

         Net investment (loss) income.......................................         $(121,442)          $241,529

         Net realized gain on securities transactions.......................             --                20,089

         Increase in unrealized appreciation from investment activities.....         1,371,890            635,180
                                                                                     ---------            -------

NET INCREASE IN NET ASSETS..................................................         1,250,447            413,740

NET ASSETS--BEGINNING OF PERIOD..............................................        9,242,483          6,350,423
                                                                                     ---------          ---------

NET ASSETS-END OF PERIOD....................................................       $10,492,930         $6,764,163
                                                                                   ===========         ==========




         The accompanying notes are an integral part of this statement.

                                   ENGEX, INC.

STATEMENT OF CASH FLOWS
For The Six Months Ended March 31, 2004

Cash flows provided by operating activities:
         Net investment (loss).................................................................        $(121,442)
         Net increased in unrealized gain on investments.......................................        1,371,890
         Adjustments to reconcile net gain to net cash used in operating activities:
              Deferred income tax expense......................................................          735,861

         Change in operating assets:
              Securities owned.................................................................       (2,177,603)
              Current income taxes receivable..................................................           25,922
              Other assets.....................................................................           33,526

         Change in operating liabilities:
              Accounts payable and accrued expenses............................................          (37,642)
                                                                                                        --------

         Net cash used in operating activities.................................................         (169,489)

Cash flows used in financing activities:
              Payments on Advances from Chairman - Net.........................................         (259,700)
              Advances on loans payable........................................................          429,189
                                                                                                         -------
         Net cash provided by financing activities.............................................          169,489
                                                                                                         -------

Net increase (decrease) in cash and balance at beginning and end of the year...................               (0)
                                                                                                        ========

Supplemental disclosure of cash flow information:
              Cash paid for interest...........................................................          $24,350
                                                                                                         =======




         The accompanying notes are an integral part of this statement.

                                   ENGEX, INC.
                          NOTES TO FINANCIAL STATEMENTS


Note 1. Significant Accounting Policies

     Engex Inc. ("The Fund") is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company (see Note 7). The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) SECURITY VALUATION--Investments in securities traded on a national securities exchange are valued at the last reported sales price on March 31, 2004. Securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price. Investments for which quotations are not readily available are valued at fair value, as determined by the Board of Directors. The estimated fair values may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(b) FEDERAL INCOME TAXES--The Fund no longer qualifies under subchapter M of the Internal Revenue Code as a regulated investment company, and, accordingly, is taxed as a regular corporation.

(c) OTHER--As is common in the industry, security transactions are accounted for on the trade date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

(d) USE OF ACCOUNTING ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 2. Investment Advisor and Transactions with Affiliated Persons

     The Fund has entered into an investment advisory agreement (the "Agreement") with American Investors Advisors, Inc. ("Advisors"), which is wholly owned by an officer of the Fund. Certain officers of Advisors are also officers of the Fund. Under the Agreement, Advisors serves as the investment advisor of the Fund for a fee computed at an annual rate of 1.0 % of the Fund's average weekly net assets. For the six months ended March 31, 2004, Advisors earned a management fee of $49,342, of which $26,579 was due to Advisors at March 31, 2004 and is included in accrued expenses in the accompanying statement of assets and liabilities.

     In order to avoid realizing losses from the liquidation of security positions, the Fund obtained an unsecured, interest free loan from an officer of the Fund that was used to repay a portion of the loan payable to its custodian bank. At March 31, 2004, the loan payable to the officer was $4,116,412 and was payable on demand.

                                   ENGEX, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)


      OpenReach.com, Inc. is an affiliate as defined in the Investment Company Act of 1940. Unrealized depreciation related to this affiliate was $2,051,254 at March 31, 2004.

Note 3. Income Taxes

      Deferred tax reflects the impact of temporary differences between the amounts of assets and liabilities recorded for financial reporting purposes and such amounts as measured in accordance with tax laws.

      The Fund provides deferred federal, state and local income taxes on unrealized appreciation or depreciation on investments, based on the regular corporate tax rates.

      The following is a summary of the components of the Fund's income tax provision for the six months ended March 31, 2004:

Deferred:
       Federal...........................$675,345
       State and local.....................59,589
                                         $734 934
                                         ========

      At March 31, 2004, the Company had a deferred tax liability of $896,625 arising from unrealized gains on securities investments offset by net operating loss carry forwards.

      The effective tax rate for the Fund's income tax benefit is reconcilable to the federal statutory tax rate, as follows:

       Statutory rate.........................34%
       State & local, net of federal
       tax benefit............................ 3%
                                              ---
       .......................................37%
                                              ===

Note 4. Borrowings

      The Custodian bank makes margin loans to the fund. Such loans bear interest at a rate which varies with the bank's prime lending rate. The interest paid during the period ranged from a rate of 2.35% to 2.60% with a weighted average interest rate of 2.46%. The maximum loan outstanding and the weighted average amount of loans (computed on a monthly basis) during the six month period were as follows:

                                       Loans outstanding
                                       -----------------

                                             Weighted
                          Maximum Amount  Average Amount
      Lender
Custodian Bank             $2,374,635       $2,018,002
                           ===========      ==========
Chairman                   $4,416,412       $4,327,950
                           ===========      ==========

      At March 31, 2004, the loan payable to the custodian bank was $2,374,635 and was collateralized by certain Fund investment securities aggregating $13,834,162.

Note 5. Fair Value of Financial Instruments

      Investments in securities are carried at market value or estimated fair value. Management has estimated that the carrying amount of the Fund's loan payable to the Custodian bank approximates fair value due to the variable interest rate of the loan. Management has determined that it is not practical to estimate the fair value of the Fund's loan payable to the Chairman.

      Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment. Settlement of the Fund's debt obligations at fair value may not be possible and may not be a prudent management decision.

Note 7. Concentrations of Credit Risk

      The Fund presently intends to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest. While such acquisitions are likely to bring the Fund closer to its expressed intention of seeking to deregister under the Investment Company Act of 1940, they are likely to require a substantial investment of the Fund's assets, and a further concentration of the Fund's investments in particular companies or industries. Such concentration will increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

      The Fund has borrowed funds in connection with its investment portfolio, and plans to continue to do so, and to consider various alternative means of doing so which may be available to it. Such borrowings are presently limited by certain asset coverage requirements under the Investment Company Act of 1940. By increasing the amount of such leverage utilized by the Fund, opportunities may be enhanced, but certain risks are created, including a higher volatility of the net asset value of the Fund's common stock and a potentially higher volatility in its market value. When monies are borrowed by the Fund, creditors have a fixed dollar claim on the Fund's assets and income which is prior to any claims of the stockholders; therefore, any decline in the value of the Fund's assets or the income it receives will cause the net asset value of the Fund's stock and any income available to it to decline more sharply than if there were no such prior claims.

                                                                      Schedule 1

                                   ENGEX, INC.
         SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS

Selected data for each share of Capital Stock outstanding throughout each year:

                                                         Six Month
                                                           Ended
                                                         March 31,
                                                           2004                 Years Ended September 30,
                                                        (unaudited)             -------------------------
                                                                          2003         2002        2001         2000
                                                                          ----         ----        ----         ----

Investment Income (Loss)...........................          $0.00        $0.00       $0.00        $0.01       $1.31
                                                             -----        -----       -----        -----       -----
Expenses:
     Interest......................................           0.02         0.06        0.16         0.42        0.20
     Other.........................................           0.18         0.40        0.36         0.53        0.49
                                                              ----         ----        ----         ----        ----
     Total expenses................................           0.20         0.46        0.52         0.94        0.62
                                                              ----         ----        ----         ----        ----
Investment income (loss) before income tax
     (benefit).....................................         (0.20)       (0.46)      (0.52)       (0.94)        0.62
                                                            ------       ------      ------       ------        ----
Deferred and current income tax (benefit)..........           0.07         0.01      (0.21)       (0.30)        0.24
                                                              ----         ----      ------       ------        ----
Net Investment income (loss).......................         (0.13)       (0.47)      (0.31)       (0.64)        0.38
                                                            ------       ------      ------       ------        ----
Realized and unrealized gain (loss before
provision (benefit) for income taxes...............           2.23         3.60      (3.80)      (26.86)       20.43
                                                              ----         ----
Deferred and current income tax provision
     (benefit).....................................           0.82         0.17      (0.42)      (10.20)        7.52
                                                              ----         ----      ------      -------        ----
Net realized and unrealized gain (loss)............           1.41         3.43      (3.38)      (16.66)       12.91
                                                              ----         ----      ------      -------       -----
Net increase (decrease) in net asset value.........           1.28         2.96      (3.69)      (17.30)       13.29
Net asset value:
     Beginning of year.............................           9.46         6.50       10.19        27.49       14.20
                                                              ----         ----       -----        -----       -----
     End of year...................................         $10.74       $9.46,        6.50       $10.19      $27.49
                                                            ======       ======        ====       ======      ======
Number of shares outstanding at end of year........        977,223      977,223     977,223      977,223     977,223
                                                           =======      =======     =======      =======     =======
Market value at year end...........................          $9.50       $11.65       $6.18       $10.50      $29.50
Average debt per share.............................          $6.64        $6.21       $6.69        $7.37       $3.09
Ratios:
     Expense to average net assets.................          2.02%        5.51%       6.15%        5.72%       3.32%
     Net investment income (loss) to average
        net assets.................................        (1.28%)      (5.68%)     (3.10%)      (3.85%)        1.83
     Portfolio turnover............................          0.00%        0.00%       2.30%       11.34%      21.54%
Total Return (a)...................................       (18.45%)       88.51%    (41.14%)     (64.41%)     114.55%


(a) Total Return. A periodic measure of a fund's overall change in value, which assumes the reinvestment of dividends and capital gain distributions.




         The accompanying notes are an integral part of this statement.

Item  2. Code of Ethics.

         Not Applicable

Item  3. Audit Committee Financial Expert.

         Not Applicable

Item  4. Principal Accountant Fees and Services.

         Not Applicable

Item 5.  Audit Committee of Listed Registrants.

         Not Applicable

Item 6.  Schedule of Investments

      Schedule appears as part of the report to stockholders filed in response to Item 1 of the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Registrant votes proxies and resolves conflicts of interest related to proxy voting in accordance with its Proxy Voting Policy and Procedures, adopted by Registrant's Board of Directors on November 12, 2003 and included as an exhibit to this report.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Purchasers.

      There were no purchases of shares of registrant's equity securities by or on behalf of the Registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended.

Item 9.  Submission of Matters to Vote of Security Holders

      Since last disclosed, there have been no material changes to Registrant's procedures by which stockholder may recommend nominees to the Board of Directors.

Item 10. Controls and Procedures.

         (a) Registrant's principal executive and principal financial officers agree that registrant's disclosure controls and procedures, as defined in Rule 30a-3d under the 1940 Act, are effective based on their evaluation within the last 90 days of the controls and procedures.

         (b) There has been no change in the Registrant's internal control over financial reporting during the Registrant's last fiscal half-year.

Item 11. Exhibits.

         (a)(1) Certification of principal executive officer

         (a)(2) Certification of principal financial officer

         (b)    Proxy Voting Policy and Procedures for Engex, Inc.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By  /s/ J. Morton Davis
    --------------------------------
         J. Morton Davis

Date  September 9, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By  /s/ J. Morton Davis
    --------------------------------
         J. Morton Davis, President

Date  September 9, 2004

By   /s/ Gilbert Jackson
    --------------------------------
         Gilbert Jackson, Treasurer

Date  September 9, 2004

                                                                  Exhibit (a)(1)

      I, J. Morton Davis, certify that:

      1. I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

            a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

            d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

            a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


September 9, 2004


/s/  J. Morton Davis
---------------------
J. Morton Davis
President

                                                                  Exhibit (a)(2)

      I, Gilbert Jackson, certify that:

      1. I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

            d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

            a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


September 9, 2004


/s/  Gilbert Jackson
-----------------------
Gilbert Jackson
Treasurer

                                                                     Exhibit (b)

                                   ENGEX, INC.

                       PROXY VOTING POLICY AND PROCEDURES

      The Board of Directors (the "Board") of Engex, Inc. (the "Company") has adopted this Proxy Voting Policy and Procedures to:

      o ensure that the Company votes proxies in the best interests of its shareholders with a view toward maximizing the value of their investments;

      o address any conflicts that may arise between shareholders on the one hand; and "affiliated persons" of the Company or of American Investors Advisors, Inc., the Company's investment adviser (the "Adviser"), or its affiliates on the other;

      o     provide for oversight of proxy voting by the Board; and

      o provide for the disclosure of the Company's proxy voting records and this Policy.

I.    Proxy Voting Guidelines

      The following sections set forth the guidelines for voting proxies that the Company has adopted for certain shareholder meeting proposals. These guidelines will be reviewed by Board and, if deemed necessary, amended from time to time. Non-routine proposals for shareholder approval that are not delineated in these guidelines will be voted upon, from time to time, in accordance with the Board's overall policy of seeking to ensure that the best interests of the Company are met.

      A.    Operational Items

      Adjourn Meeting -- Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

      Amend Quorum Requirements -- Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, unless there are compelling reasons to support the proposal.

      Amend Minor Bylaws -- Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

      Change Company Name -- Vote FOR proposals to change the corporate name.

      Change Date, Time, or Location of Annual Meeting -- Vote FOR management proposals to change the date/time/location of the annual meeting, unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting, unless the current scheduling or location is unreasonable.

      Ratifying Auditors -- Vote FOR proposals to ratify auditors, unless any of the following apply:

            o An auditor has a financial interest in or association with the company, and is therefore not independent.

            o Fees for non-audit services are excessive, or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

      Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

      Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

      Transact Other Business -- Vote AGAINST proposals to approve other business when it appears as voting item.

B.    Board of Directors

      Voting on Director Nominees in Uncontested Elections -- Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

      o Attend less than 75 percent of the board and committee meetings without a valid excuse.

      o     Implement or renew a dead-hand or modified dead-hand poison pill.

      o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

      o Failed to act on takeover offers where the majority of the shareholders tendered their shares.

      o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees.

      o Are inside directors or affiliated outsiders and the company does not have an audit, compensation, or nominating committee.

      o Are audit committee members and the non-audit fees paid to the auditor are excessive.

            In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

      Age Limits -- Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

      Board Size -- Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

      Classification/Declassification of the Board -- Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

      Cumulative Voting -- Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

      Director and Officer Indemnification and Liability Protection -- Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

            o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

            o     Only if the director's legal expenses would be covered.

      Establish/Amend Nominee Qualifications -- Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

      Filling Vacancies/Removal of Directors -- Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause. Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

      Independent Chairman (Separate Chairman/CEO) -- Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

            o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties.

            o     Majority of independent directors on board.

            o     All-independent key committees.

            o     Committee chairpersons nominated by the independent directors.

            o CEO performance reviewed annually by a committee of outside directors.

            o     Established governance guidelines.

            o     Company performance.

      Majority of Independent Directors/Establishment of Committees -- Vote FOR shareholder proposals asking that a majority or more of directors be independent, unless the board composition already meets the proposed threshold. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

      Stock Ownership Requirements -- Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

      Term Limits -- Vote AGAINST shareholder proposals to limit the tenure of outside directors.

      C.    Proxy Contests

      Voting for Director Nominees in Contested Elections -- Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

            o Long-term financial performance of the target company relative to its industry; management's track record.

            o     Background to the proxy contest.

            o     Qualifications of director nominees (both slates).

            o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

      Reimbursing Proxy Solicitation Expenses -- Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

      Confidential Voting -- Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

      D.    Anti-takeover Defenses and Voting Related Issues

      Advance Notice Requirements for Shareholder Proposals/Nominations -- Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

      Amend Bylaws without Shareholder Consent -- Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

      Poison Pills -- Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

      Shareholder Ability to Act by Written Consent -- Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

      Shareholder Ability to Call Special Meetings -- Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

      Super-majority Vote Requirements -- Vote AGAINST proposals to require a super-majority shareholder vote. Vote FOR proposals to lower super-majority vote requirements.

      E.    Mergers and Corporate Restructurings

      Appraisal Rights -- Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

      Asset Purchases -- Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

            o     Purchase price.

            o     Fairness opinion.

            o     Financial and strategic benefits.

            o     How the deal was negotiated.

            o     Conflicts of interest.

            o     Other alternatives for the business.

            o     Non-completion risk.

      Asset Sales -- Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

            o     Impact on the balance sheet/working capital.

            o     Potential elimination of diseconomies.

            o     Anticipated financial and operating benefits.

            o     Anticipated use of funds.

            o     Value received for the asset.

            o     Fairness opinion.

            o     How the deal was negotiated.

            o     Conflicts of interest.

      Bundled Proposals -- Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

      Conversion of Securities -- Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

      Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans -- Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

            o     Dilution to existing shareholders' position,

            o     Terms of the offer.

            o     Financial issues.

            o     Management's efforts to pursue other alternatives.

            o     Control issues.

            o     Conflicts of interest.

            Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

      Formation of Holding Company -- Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

            o     The reasons for the change.

            o     Any financial or tax benefits.

            o     Regulatory benefits.

            o     Increases in capital structure.

            o Changes to the articles of incorporation or bylaws of the company.

            Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would result in adverse changes in shareholder rights.

      Going Private Transactions (LBOs and Minority Squeeze-outs) -- Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

      Joint Ventures -- Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

      Liquidations -- Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

      Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition -- Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

            o Prospects of the combined company, anticipated financial and operating benefits.

            o     Offer price.

            o     Fairness opinion.

            o     How the deal was negotiated.

            o     Changes in corporate governance.

            o     Change in the capital structure.

            o     Conflicts of interest.

      Private Placements/Warrants/Convertible Debentures -- Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

      Spin-offs -- Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

            o     Tax and regulatory advantages.

            o     Planned use of the sale proceeds.

            o     Valuation of spin-off.

            o     Fairness opinion.

            o     Benefits to the parent company.

            o     Conflicts of interest.

            o     Managerial incentives.

            o     Corporate governance changes.

            o     Changes in the capital structure.

      Value Maximization Proposals -- Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

      F.    State of Incorporation

      Control Share Acquisition Provisions -- Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

      Control Share Cash-out Provisions -- Vote FOR proposals to opt out of control share cash-out statutes.

      Disgorgement Provisions -- Vote FOR proposals to opt out of state disgorgement provisions.

      Fair Price Provisions -- Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

      Freeze-out Provisions -- Vote FOR proposals to opt out of state freeze-out provisions.

      Greenmail -- Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

      Re-incorporation Proposals -- Proposals to change a company's state of incorporation should be evaluated on a CASE - BY- CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

      Stakeholder Provisions -- Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

      State Anti-takeover Statutes -- Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

      G.    Capital Structure

      Adjustments to Par Value of Common Stock -- Vote FOR management proposals to reduce the par value of common stock.

      Common Stock Authorization -- Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

      Dual-class Stock -- Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

            o It is intended for financing purposes with minimal or no dilution to current shareholders.

            o It is not designed to preserve the voting power of an insider or significant shareholder.

      Issue Stock for Use with Rights Plan -- Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

      Preemptive Rights -- Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

      Preferred Stock -- Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

      Recapitalization -- Vote CASE-BY-CASE on recapitalizations
      (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

      Reverse Stock Splits -- Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Vote FOR management proposals to implement a reverse stock split to avoid de-listing. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis.

      Share Repurchase Programs -- Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

      Stock Distributions: Splits and Dividends -- Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

      Tracking Stock -- Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

      H. Social and Corporate Responsibility Issues

      Tobacco -- Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

            Second-hand smoke:

            o Whether the company complies with all local ordinances and regulations.

            o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness.

            o     The risk of any health-related liabilities.

            o     Advertising to youth.

            o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations.

            o Whether the company has gone as far as peers in restricting advertising.

            o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth.

            o Whether restrictions on marketing to youth extend to foreign countries, cease production of tobacco-related products or avoid selling products to tobacco companies.

            o     The percentage of the company's business affected.

            o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

            Spin-off tobacco-related businesses:

            o     The percentage of the company's business affected.

            o     The feasibility of a spin-off.

            o Potential future liabilities related to the company's tobacco business.

            Stronger product warnings: Vote AGAINST proposals seeking stronger product warnings (such decisions are better left to public health authorities).

            Investment in tobacco stocks: Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

      CERES Principles -- Vote CASE-BY-CASE on proposals to adopt the CERES ("Coalition for Environmentally Responsible Economies") Principles, taking into account:

            o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES.

            o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills.

            o Environmentally conscious practices of peer companies, including endorsement of CERES.

            o     Costs of membership and implementation.

      Environmental Reports -- Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

      Link Executive Compensation to Social Performance -- Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate down-sizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

            o     The relevance of the issue to be linked to pay.

            o The degree that social performance is already included in the company's pay structure and disclosed.

            o The degree that social performance is used by peer companies in setting pay.

            o Violations or complaints filed against the company relating to the particular social performance measure.

            o Artificial limits sought by the proposal, such as freezing or capping executive pay.

            o     Independence of the compensation committee.

            o     Current company pay levels.

      Charitable/Political Contributions -- Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

            o The company is in compliance with laws governing corporate political activities, and

            o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
                  (PACs) are strictly voluntary and not coercive.

            Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

            Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

            Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

            Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

II.   Material Conflicts

      The SEC has indicated that a "material" conflict of interest between an investment adviser and its client in voting a client proxy may exist where the investment adviser (i) manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) manages assets for an employee group that is the proponent of a proxy proposal; (iii) has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) otherwise has a personal interest in the outcome of a particular matter before shareholders.

      A.    Identifying material conflicts

            Whether or not a material conflict exists will be based upon all of the facts and circumstances surrounding the proxy proposal in question, including the identity of management soliciting or otherwise involved with the proposal. Notwithstanding the fact that material conflicts will not exist in all such instances, the Company will presume that a material conflict exists whenever:

            o The Adviser is affiliated with the management group that is soliciting the proxy, has communicated its view on an impending vote of a proxy proposal, or is otherwise directly involved with the proxy proposal;

            o An Access Person of the Adviser (as defined in the Adviser's Code of Ethics) has identified that he or she has an outside business interest connected with the management group that is soliciting the proxy or is otherwise directly involved with the proxy proposal; or

            o An Access Person of the Adviser who is cognizant of an upcoming shareholder meeting in which the Adviser will vote Fund proxies becomes aware of a business interest that the Adviser has with a third party that is affiliated with the management group that is soliciting the proxy, has communicated its view on an impending vote of a proxy proposal, or is otherwise directly involved with the proxy proposal.

                  In addition, other circumstances may arise that may give rise to a material conflict of interest. In such circumstances, the Company will make a determination as to whether or not a material conflict exists.

      B.    Addressing Material Conflicts

            If a material conflict of interest between the Adviser and the Company with respect to a proxy vote has been identified, the Adviser will advise the Board that such a material conflict exists.

III.  Recordkeeping

      The Company shall maintain:

1.    A copy of the Policy.

2. A copy of each proxy statement that the Company receives regarding its portfolio securities.

3.    A record of each vote cast by the Company.

4. A copy of any document created by the Company that was material to making a decision on the vote of a proxy or that memorializes the basis for that decision.

      With respect to number 2 above, the Company may rely upon obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system. With respect to numbers 2 and 3 above, the Company may rely upon a third party to maintain copies of proxy statements and records of proxy votes; where such reliance is made, the Company will have obtained an undertaking from the third party to provide copies of the proxy statements/votes promptly upon the Company's request.

IV.   Disclosure

      A.    Voting Records

            In accordance with Rule 30b1-4 under the Investment Company Act of 1940, as amended, the Company shall file annually with the Securities and Exchange Commission (the "SEC") on Form N-PX (or such other form as the SEC may designate) the Company's proxy voting records for the most recent twelve-month period ended June 30 (the "Voting Records").

            The Voting Records shall consist of, for each proposal on which the Company was entitled to vote with respect to a security held by the Company (for the designated time period of the Voting Records):

            o     the name of the issuer of the portfolio security

            o     the exchange ticker symbol of the portfolio security

            o     the CUSIP number for the portfolio security

            o     the shareholder meeting date

            o     a brief identification of the matter voted upon

            o whether the matter was proposed by the issuer or by a security holder

            o whether the Company cast a vote and, if so, how the vote was cast

            o whether the vote cast was for or against management of the issuer

      B.    Disclosure about the Policy and How to Obtain Information

            Description of the Policy. The Company, in all shareholder reports filed with the Securities and Exchange Commission on Form N-CSR, shall describe this Policy.

            How to obtain a copy of the Policy. The Company shall disclose in all shareholder reports that a description of this Policy is available:

            o     without charge, upon request, by calling a toll-free number;
                  and

            o     at the SEC's website, www.sec.gov.

            How to obtain a copy of proxy votes. The Company shall disclose in all shareholder reports that information regarding how the Company voted proxies relating to portfolio securities is available:

            o     without charge, upon request, by calling a toll-free number;
                  and

            o     at the SEC's website, www.sec.gov.

            The Company must send the information disclosed in their most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

V.    Board Review

      The appropriate officers of the Company shall report to the Board, at least annually, the Voting Records in a form as the Board may request. This report shall:

      o describe any conflicts of interests that were identified in connection with the voting of securities and how they were addressed; and

      o     summarize all votes that were made.

      The Board shall review this Policy at the same meeting, and determine whether any amendments to the Policy would be appropriate.

Adopted: November 12, 2003

         Certification Required By Section 906 of the Sarbanes-Oxley Act
                         (Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2004 of Engex, Inc. (the "Registrant").

      I, Gilbert Jackson, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge,:

      1. the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

      2. the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

September 9, 2004


/s/  Gilbert Jackson
------------------------------
Gilbert Jackson
Treasurer

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

         Certification Required By Section 906 of the Sarbanes-Oxley Act
                         (Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2004 of Engex, Inc. (the "Registrant").

      I, J. Morton Davis, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge,:

      1. the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

      2. the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

September 9, 2004


/s/  J. Morton Davis
--------------------------
J. Morton Davis
President

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.